TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expenses	¥ 1,127	¥ 1,454
Losses carry forwards	1,432	1,402
Accrued liability for rewards programs	514	370
Accrued staff related expenses	308	346
Others	250	394
Less: valuation allowance of deferred tax assets	(876)	(712)	¥ (922)	¥ (1,513)
Total deferred tax assets	2,755	3,254
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,391)	(3,363)
Withholding tax on undistributed earnings	(558)	(735)
Deferred tax liabilities, gross	(3,949)	(4,098)
Net deferred tax liabilities	¥ (1,194)	¥ (844)